COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a)	Commitments

As of December 31, 2018, the Company had the following commitments:

	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$1,383	$339	$638	$406	$–
Drilling services	13	13	–	–	–
Equipment purchases	362	362	–	–	–
Total commitments	$1,758	$714	$638	$406	$–

(b)	Pending acquisition

On September 23, 2018, the Company announced that it had entered into an Implementation Deed with Beadell, pursuant to which it had agreed to acquire all of the issued ordinary shares of Beadell by means of a Beadell scheme of arrangement ("Scheme") under the Australian Corporations Act 2001. Upon completion of the transaction, existing Beadell and Great Panther shareholders are expected to own approximately 38% and 62%, respectively, of the combined company.

The Scheme received approval by a simple majority of the Company’s shareholders present in person or by proxy at a special meeting of shareholders on February 11, 2019, as well as by the TSX.

On February 12, 2019 the Scheme received the approval of Beadell shareholders present and voting at the meeting of Beadell shareholders, which required approval by at least 75% of the number of votes cast, and 50%. The Scheme was subsequently approved by the Australian Court on February 15, 2019.

Completion of the transaction is subject to customary conditions for a transaction of this nature and receipt of applicable regulatory, third-party and other creditor approvals and consents on terms satisfactory to the Company as may be required to effect and complete the transaction. To date, all closing conditions have been met or waived by the Company and completion is expected in early March.

Pursuant to the Implementation Deed and Scheme:

•
Beadell shareholders will receive 0.0619 of the Company’s common shares for each Beadell ordinary share held (the “Exchange Ratio”). Based on the estimated number of Beadell shares outstanding at the time the Implementation Deed was entered into, the Company expects to issue up to 105,588,208  common shares of the Company to Beadell Shareholders at the implementation of the Scheme (including up to 1,993,346 common shares to be issued as consideration for Beadell shares issuable upon exercise or exchange of outstanding Beadell Options and Beadell Performance Rights).

•
Additional common shares of the Company may be issued in connection with Beadell's options and performance rights. Beadell options and performance rights must (unless the requirement is waived) have been vested and exercised in exchange for Beadell ordinary shares or have been terminated.

•
Under concurrent arrangements, each Beadell warrant holder will receive a number of Company share purchase warrants equal to the number of their Beadell warrants multiplied by the Exchange Ratio at a price adjusted in accordance with the Exchange Ratio, and otherwise on the same terms and conditions as the original warrant.

(c)	Contingencies

(i)	GMC

Tailings storage

In February 2016, the Mexican national water authority, Comisión Nacional del Agua ("CONAGUA"), required that the Company make formal applications for permits associated with the occupation and construction of the tailings storage facility ("TSF") at the GMC. The Company filed its applications, and the authorities conducted an inspection of the TSF and requested further technical information, which the Company submitted in December 2017. CONAGUA responded in February 2019 requesting additional technical information. The Company is currently reviewing the request and will provide its response in due course.

Additional water use permits

Since the February 2016 correspondence with CONAGUA, the Company has also determined through its own undertakings, that additional CONAGUA permits may be needed in connection with water discharge and water use at the GMC TSF and at its San Ignacio Mine. The Company is assessing technical options and is confirming if additional water use permits are required. The Company believes that it will be able to address or mitigate the need for any necessary water discharge and use permits without any impact to its operations, but cannot provide complete assurance that there is no risk in this regard.

Amendment to Environmental Impact Statement related to expansion of existing tailings dam

In July 2017, the Company submitted to the Mexican environmental permitting authority, Secretaría del Medio Ambiente y Recursos Naturales ("SEMARNAT"), an amendment to the Environmental Impact Statement (“EIS”) requesting an expansion of the existing tailings dam, and subsequently provided further information to the SEMARNAT as requested. This is under review by the regulator, and if approved, will satisfy a requirement by CONAGUA for the processing of permits noted above.

The Company believes its current tailings footprint can be maintained and can support operations at the GMC until at least 2021. Based on its meetings and other communication with CONAGUA, the Company believes that it will be able to obtain all the above noted permits, with no suspension of operations at the GMC. However, the Company cannot assure that the tailings permits will be obtained or renewed on reasonable terms, or at all. Delays or a failure to obtain such required permits, or the issuance of permits on unfavourable terms or the expiry, revocation or failure by the Company to comply with the terms of any such permits, if obtained, could limit the ability of the Company to expand the tailings facility and could adversely affect the Company’s ability to continue operating at the GMC. In either case, the Company’s results of operations could be adversely affected.

Wastewater discharge at San Ignacio

In June 2016, the Company filed a request for authorization to discharge wastewater in San Ignacio. The authority conducted a technical visit in November 2016. In April 2018, the authority requested additional information, which the Company promptly submitted. As of the date of this document, the resolution is pending. The Company is also preparing requests for similar permits for other areas of the Company's operation.

(ii)	Coricancha

Coricancha has been on care and maintenance since August 2013 and was operated by a number of previous companies before that date. It is subject to oversight by the Organismo de Evaluación y Fiscalización Ambiental ("OEFA"), the Peruvian public agency responsible for environmental assessment and inspection, and by the Organismo Supervisor de la Inversión en Energía y Minería ("OSINERGMIN"), which is the Peruvian regulatory body with oversight responsibility over energy and mining companies.

Fines and sanctions

Nyrstar N.V. (“Nyrstar”), the previous owner of Coricancha, has agreed to reimburse the Company for all fines or sanctions that resulted from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4,000. Accordingly, a reimbursement right in the amount of $1,528 has been recorded in respect of the following fines or sanctions:

•
$1,351 for fines and sanctions which may be levied by OSINERGMIN. In addition, there are open administrative and judicial proceedings by OSINERGMIN, the outcomes of which are not yet readily determinable.

•	$177 for fines and sanctions to be levied by OEFA. In addition, there are open administrative and judicial proceedings by OEFA, the outcomes of which are not yet readily determinable.

The Company has accrued for and recorded a further reimbursement right of $384 for certain civil lawsuits filed by individuals and former suppliers.

Legacy tailings facilities

The Company has undertaken the reclamation of certain legacy tailings facilities at Coricancha under a remediation plan approved by the Ministry of Energy and Mines (the “MEM”), the relevant regulatory body. In addition, as part of the purchase of Coricancha completed in June 2017, the Company has an agreement with Nyrstar for the reimbursement of the cost of these reclamation activities. The Company is seeking approval of a modification to a remediation plan from MEM in accordance with the recommendations of an independent consultant to preserve the stability of nearby areas. The Company has changed the scheduling of the reclamation work, pending a decision from the MEM regarding the proposal to modify the approved remediation plan. Concurrently, the Company has undertaken various legal measures to protect itself from any pending or future fines, penalties, regulatory action or charges from government authorities which may be initiated as a result of the change in timing of reclamation under the proposed plan. Although the Company has all necessary permits to restart Coricancha, if this matter is not resolved favourably, it may impact the Company’s stated plans and objectives for Coricancha.

(iii)	Topia

Reviews by the regulatory authorities dating back to 2015, coupled with permitting work undertaken by the Company in connection with the expansion of the Topia TSF, have led to a broader review by the Mexican environmental compliance authority, the Procuraduría Federal de Protección al Ambiente ("PROFEPA"), and by the Company of all of Topia operations’ permitting status and environmental compliance (including the historical tailings dating back to periods prior to Great Panther’s ownership) and a clarification of land titles. Devised as a cooperative management strategy, the Topia Mine has been accepted into a voluntary environmental audit program supported by PROFEPA. The audit commenced during the second quarter of 2017. The Company is working on a compliance program authorized by PROFEPA to address the audit findings and has until January 2020 to complete this. This compliance program includes remediation, and technical reviews as defined by the audit. Progress updates will be submitted to PROFEPA for further review. The Company anticipates that it will be able to achieve full compliance; however, the Company cannot provide complete assurance that upon completion of the compliance program further reviews will not lead to future suspensions of operations.